Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) lease vessel	Dec. 31, 2024 USD ($) vessel
Disclosure of Finance Leases [Line Items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 86,500	$ 90,900
Expense relating to short-term leases for which recognition exemption has been used	600	400
Potential future lease payments not included in lease liabilities (undiscounted)	90,860	56,500
Lease not yet commenced, amount	$ 9,600	$ 2,800
Lease not yet commenced, number of vessel, additions | vessel		1
Lease not yet commenced, term (in years)		1 year
Ocean Vessel, 1 Year Term
Disclosure of Finance Leases [Line Items]
Lease not yet commenced, number of vessel, additions | vessel	1
Lease not yet commenced, term (in years)	1 year
Ocean Vessel, 8 Month Term
Disclosure of Finance Leases [Line Items]
Lease not yet commenced, number of vessel, additions | vessel	1
Lease not yet commenced, term (in years)	8 months
Railcar Lease, 5 Year Term
Disclosure of Finance Leases [Line Items]
Lease not yet commenced, term (in years)	5 years
Lease not yet commenced, railcar | lease	2